SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 8,935,021	$ 19,275,673	$ 13,464,430
Cost of sales	(10,856,424)	(17,596,008)	(10,695,826)
Gross loss	(1,921,403)	1,679,665	2,768,604
General and administrative expenses	(11,808,274)	(8,845,949)	(1,336,394)
Loss from operations	(13,729,677)	$ (7,166,284)	$ 1,432,210
Segment assets	19,385,739
Long-lived assets	2,459,110
HONG KONG
Segment Reporting [Line Items]
Revenue	8,935,021
Cost of sales	(10,856,424)
Gross loss	(1,921,403)
General and administrative expenses	(4,059,674)
Loss from operations	(6,014,724)
Segment assets	7,036,916
Long-lived assets	2,459,110
CHINA
Segment Reporting [Line Items]
Revenue
Cost of sales
Gross loss
General and administrative expenses	(7,748,600)
Loss from operations	(7,714,953)
Segment assets	13,466,885
Long-lived assets
Internal Elimination [Member]
Segment Reporting [Line Items]
Revenue
Cost of sales
Gross loss
General and administrative expenses
Segment assets	(1,118,062)
Long-lived assets